CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 86,977	$ 99,896	$ 62,892
Restricted cash	1,916	1,614	1,140
Trade receivables, net	7,814	7,829	7,578
Prepaid expenses and other current assets	19,138	17,352	9,199
Total current assets	115,845	126,691	80,809
Real property interests, net:
Right-of-useassets-finance leases, net	255,310	237,862	80,498
Telecom real property interests, net	913,320	851,529	346,662
Real property interests, net	1,168,630	1,089,391	427,160
Intangible assets, net	6,293	5,880	2,848
Property and equipment, net	1,478	1,382	1,095
Goodwill	80,509	80,509
Deferred tax asset	1,135	1,173	991
Restricted cash, long-term	107,841	113,938	14,014
Other long-term assets	8,726	9,266	5,892
Total assets	1,490,457	1,428,230	532,809
Current liabilities:
Accounts payable and accrued expenses	34,654	30,854	22,786
Rent received in advance	23,276	19,587	13,856
Finance lease liabilities, current	10,420	9,920	5,749
Telecom real property interest liabilities, current	5,011	5,749	8,379
Current portion of long-term debt, net of deferred financing costs			48,884
Total current liabilities	73,361	66,110	99,654
Finance lease liabilities	22,996	23,925	10,451
Telecom real property interest liabilities	11,523	11,813	8,462
Long-term debt, net of debt discount and deferred financing costs	805,332	728,473	524,047
Deferred tax liability	55,000	57,137
Other long-term liabilities	8,561	8,704	5,531
Total liabilities	976,773	896,162	648,145
Commitments and contingencies
Stockholders' equity/Members' deficit:
Additional paid-in capital (Successor)	678,058	673,955
Accumulated deficit	(220,816)	(213,237)	(208,883)
Accumulated other comprehensive income	1,466	15,768	(25,472)
Total stockholders' equity attributable to Radius Global Infrastructure, Inc.	458,708	476,486
Total members' deficit attributable to Radius Global Infrastructure, Inc.			(115,336)
Noncontrolling interest	54,976	55,582
Total liabilities and stockholders' equity	1,490,457	1,428,230	532,809
Series A Founder Preferred Stock
Stockholders' equity/Members' deficit:
Preferred Shares (Successor), Value
Series B Founder Preferred Stock
Stockholders' equity/Members' deficit:
Preferred Shares (Successor), Value
Class A Common Stock
Stockholders' equity/Members' deficit:
Common stock value	0	0
Class B Common Stock
Stockholders' equity/Members' deficit:
Common stock value	$ 0	$ 0
Class A Common Units
Stockholders' equity/Members' deficit:
Common units (Predecessor)			33,672
Total members' deficit attributable to Radius Global Infrastructure, Inc.			33,672
Common Units
Stockholders' equity/Members' deficit:
Common units (Predecessor)			85,347
Total members' deficit attributable to Radius Global Infrastructure, Inc.			$ 85,347